UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:    312-917-7700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NBB
Nuveen Build America Bond Fund
Portfolio of Investments	December 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 120.0% (99.9% of Total Investments)
	MUNICIPAL BONDS – 120.0% (99.9% of Total Investments)
	Arizona – 0.9% (0.8% of Total Investments)
$ 5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	$ 5,457,200
	California – 24.8% (20.7% of Total Investments)
2,520	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured	No Opt. Call	BBB+	1,300,849
1,995	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49	No Opt. Call	AA	2,956,670
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1:
75	6.793%, 4/01/30	No Opt. Call	AA-	92,733
100	6.918%, 4/01/40	No Opt. Call	AA-	144,623
600	California Infrastructure and Economic Development Bank, Revenue Bonds, University of California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B, 6.486%, 5/15/49	No Opt. Call	AA	796,302
40	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Taxable Series 2013B, 7.000%, 8/01/18	No Opt. Call	BB-	39,840
395	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Taxable Series 2016B, 3.750%, 6/01/20, 144A	No Opt. Call	N/R	391,943
3,030	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%, 10/01/34	No Opt. Call	A+	4,649,656
2,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2010A-2, 8.000%, 3/01/35	3/20 at 100.00	A+	2,293,130
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series 2010B, 6.484%, 11/01/41	No Opt. Call	Aa2	9,661,050
7,115	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 7.950%, 3/01/36	3/20 at 100.00	AA-	7,948,665
6,610	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010, 7.600%, 11/01/40	No Opt. Call	AA-	10,583,866
1,685	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014B, 6.000%, 12/01/24	No Opt. Call	BB+	1,828,495
	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010:
7,500	6.600%, 8/01/42	No Opt. Call	AA+	11,063,325
10,000	6.600%, 8/01/42 (UB) (4)	No Opt. Call	AA+	14,751,100
3,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Build America Taxable Bond Series 2010A, 5.735%, 6/01/39	No Opt. Call	AAA	3,793,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Projects I, Build America Taxable Bond Series 2010B:
$ 2,050	7.488%, 8/01/33	No Opt. Call	AA	$2,823,629
11,270	7.618%, 8/01/40	No Opt. Call	AA	17,549,080
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39	No Opt. Call	AA-	13,281,000
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010A:
80	5.716%, 7/01/39	No Opt. Call	Aa2	105,825
2,840	6.166%, 7/01/40	7/20 at 100.00	Aa2	3,109,232
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010D, 6.574%, 7/01/45	No Opt. Call	Aa2	2,543,507
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 23.182%, 7/01/50, 144A (IF) (4)	No Opt. Call	AA+	7,584,500
1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable Bond Series 2009D, 6.538%, 7/01/39	7/19 at 100.00	AAA	1,590,570
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable Series 2010A, 6.947%, 7/01/40	7/20 at 100.00	AAA	1,109,010
1,605	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds, Federally Taxable Series 2011A-T, 7.500%, 9/01/19	No Opt. Call	AA-	1,687,369
4,250	Sacramento Public Financing Authority, California, Lease Revenue Bonds, Golden 1 Center, Series 2015, 5.637%, 4/01/50	No Opt. Call	A+	4,873,347
2,390	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.000%, 11/01/40	No Opt. Call	AA-	3,075,237
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond 2016-XFT901, 23.519%, 11/01/41, 144A (IF) (4)	No Opt. Call	AA	11,280,080
295	Stanton Redevelopment Agency, California, Tax Allocation Bonds, Stanton Consolidated Redevelopement Project Series 2011A, 6.750%, 12/01/18 (ETM)	No Opt. Call	A (5)	307,794
1,500	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R, 6.270%, 5/15/31	5/19 at 100.00	AA	1,574,160
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond Series 2010F, 5.946%, 5/15/45	No Opt. Call	AA-	3,289,190
102,685	Total California			148,079,037
	Colorado – 0.7% (0.5% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds, Series 2009C, 5.664%, 12/01/33	No Opt. Call	AA+	3,895,832
	Connecticut – 1.2% (1.0% of Total Investments)
6,300	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Federally Taxable - Issuer Subsidy - Recovery Zone Economic Development Bond Series 2010B, 12.500%, 4/01/39	4/20 at 100.00	N/R	7,302,393
	District of Columbia – 0.3% (0.2% of Total Investments)
1,155	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien, Build America Taxable Bond Series 2010A, 5.522%, 10/01/44	No Opt. Call	AA+	1,536,693

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 0.9% (0.7% of Total Investments)
$ 5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable Bonds, Series 2010G, 5.750%, 6/01/35	6/19 at 100.00	AAA	$ 5,236,450
	Georgia – 6.2% (5.1% of Total Investments)
2,500	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47	1/26 at 100.00	AAA	2,675,925
9,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57	No Opt. Call	A+	11,568,780
1,120	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57	No Opt. Call	A+	1,414,638
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A:
2,000	7.055%, 4/01/57 – AGM Insured	No Opt. Call	AA	2,714,260
15,000	7.055%, 4/01/57	No Opt. Call	A-	18,534,900
29,620	Total Georgia			36,908,503
	Illinois – 9.6% (8.0% of Total Investments)
865	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension Funding Taxable Series 2008A, 6.899%, 12/01/40	No Opt. Call	AA	1,175,327
7,735	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40	No Opt. Call	AA	10,092,783
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien, Build America Taxable Bond Series 2010B:
10,925	6.845%, 1/01/38	1/20 at 100.00	A	11,834,943
355	6.395%, 1/01/40	No Opt. Call	A	496,801
880	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series 2010B, 6.900%, 1/01/40	No Opt. Call	AA-	1,135,605
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35	No Opt. Call	BBB	15,572,480
8,220	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009A, 6.184%, 1/01/34	No Opt. Call	AA-	10,692,001
2,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009B, 5.851%, 12/01/34	No Opt. Call	AA-	3,068,498
2,000	Lake County, Illinois, General Obligation Bonds, Series 2010A, 5.125%, 11/30/27	11/19 at 100.00	AAA	2,115,960
685	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%, 1/01/40	No Opt. Call	A2	942,259
48,060	Total Illinois			57,126,657
	Indiana – 2.5% (2.1% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B, 5.636%, 6/01/35	6/20 at 100.00	AAA	5,244,450
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Bonds, Series 2010A-2, 6.004%, 1/15/40	No Opt. Call	Aa1	6,580,450
2,390	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40	No Opt. Call	AA	3,139,456
12,390	Total Indiana			14,964,356

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.5% (1.3% of Total Investments)
$ 5,000	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 2016-XFT902, 23.700%, 9/01/37 – AGC Insured, 144A (IF) (4)	9/20 at 100.00	AA	$6,528,900
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43	No Opt. Call	AA	2,611,109
6,950	Total Kentucky			9,140,009
	Louisiana – 3.7% (3.0% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.087%, 2/01/45 (UB) (4)	2/20 at 100.00	AA	21,830,259
	Massachusetts – 0.9% (0.7% of Total Investments)
2,000	Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option Bond Trust 2016-XFT907, 19.156%, 6/01/40, 144A (IF) (4)	No Opt. Call	AAA	5,073,900
	Michigan – 1.0% (0.8% of Total Investments)
6,070	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Turbo Series 2006A, 7.309%, 6/01/34	6/22 at 100.00	B-	6,069,575
	Missouri – 0.3% (0.3% of Total Investments)
1,590	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable Bonds, Series 2009A, 5.960%, 11/01/39	No Opt. Call	AA+	2,050,051
	Nevada – 5.4% (4.5% of Total Investments)
13,890	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	14,913,137
10,150	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series 2010C, 6.820%, 7/01/45	No Opt. Call	Aa2	15,879,066
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally Taxable Bonds, Series 2009B, 7.800%, 9/01/39 (Pre-refunded 9/01/19)	9/19 at 100.00	AA- (5)	1,435,862
25,355	Total Nevada			32,228,065
	New Jersey – 4.5% (3.8% of Total Investments)
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39	6/19 at 100.00	A-	2,597,750
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C:
3,500	5.754%, 12/15/28	No Opt. Call	A-	4,023,810
130	6.104%, 12/15/28	12/20 at 100.00	A-	136,501
4,190	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F, 7.414%, 1/01/40	No Opt. Call	A+	6,483,606
8,805	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41	No Opt. Call	A+	13,187,337
530	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38	No Opt. Call	BBB+	606,723
19,655	Total New Jersey			27,035,727

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 17.4% (14.5% of Total Investments)
$ 5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable Bond Series 2010B, 5.850%, 5/01/41	No Opt. Call	A-	$6,204,507
7,965	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39	No Opt. Call	AA	12,356,264
14,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series 2010CC, 6.282%, 6/15/42	12/20 at 100.00	AA+	15,547,420
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA, 5.790%, 6/15/41	6/20 at 100.00	AA+	1,081,590
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD:
2,025	5.952%, 6/15/42 (UB)	No Opt. Call	AA+	2,837,612
2,595	5.952%, 6/15/42	No Opt. Call	AA+	3,636,347
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2, 21.399%, 6/15/44, 144A (IF)	No Opt. Call	AA+	4,686,365
7,155	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40	No Opt. Call	AA	9,933,430
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40	No Opt. Call	AAA	12,598,600
25,000	New York State Dormitory Authority Personal Income Tax Revenue Bonds, 2010D, 5.600%, 3/15/40 (UB) (4)	No Opt. Call	AAA	32,171,750
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Taxable Series 2016B, 3.673%, 7/01/30	No Opt. Call	BBB	2,884,440
79,435	Total New York			103,938,325
	North Carolina – 1.8% (1.5% of Total Investments)
10,100	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B, 6.700%, 1/01/39	1/19 at 100.00	AA	10,552,581
	Ohio – 7.8% (6.5% of Total Investments)
10,700	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B, 7.834%, 2/15/41	No Opt. Call	A	16,743,253
4,000	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43	No Opt. Call	A1	5,405,560
25	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable Series 2013B, 4.532%, 1/01/35	No Opt. Call	AA	28,044
15,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America Taxable Bonds, Series 2010, 6.038%, 11/15/40	11/20 at 100.00	AA+	17,082,705
7,500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds, Cooperative Township Public Parking, Kenwood Collection Redevelopment, Senior Lien Series 2016A, 6.600%, 1/01/39	1/26 at 100.00	N/R	7,280,625
37,725	Total Ohio			46,540,187

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 2.3% (1.9% of Total Investments)
$ 4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-TXG001, Formerly Tender Option Bond Trust TN-011, 21.673%, 5/01/35, 144A (IF) (4)	5/20 at 100.00	AA	$5,554,080
7,630	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds, Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A, 8.250%, 11/01/19	No Opt. Call	A3	8,043,102
11,630	Total Oregon			13,597,182
	Pennsylvania – 2.2% (1.9% of Total Investments)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D:
1,225	5.653%, 6/01/24	No Opt. Call	A1	1,353,441
1,915	6.218%, 6/01/39	No Opt. Call	A1	2,457,405
5,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Taxable Series 2016A, 4.144%, 6/01/38	No Opt. Call	A1	5,314,350
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B, 5.850%, 7/15/30	7/20 at 100.00	Aa3	2,146,720
1,535	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A1	2,095,290
11,675	Total Pennsylvania			13,367,206
	South Carolina – 1.6% (1.3% of Total Investments)
	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Series 2010C:
2,000	6.454%, 1/01/50 – AGM Insured	No Opt. Call	AA	2,830,400
2,245	6.454%, 1/01/50 (UB)	No Opt. Call	A+	3,056,455
55	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Tender Option Bond Trust 2016-XFT909, 22.131%, 1/01/50, 144A (IF)	No Opt. Call	A+	154,400
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2013C:
700	5.784%, 12/01/41	No Opt. Call	A+	864,045
1,835	5.784%, 12/01/41 – AGM Insured	No Opt. Call	AA	2,336,597
6,835	Total South Carolina			9,241,897
	Tennessee – 1.9% (1.6% of Total Investments)
5,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43	No Opt. Call	A1	6,970,600
3,290	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43	No Opt. Call	Aa3	4,552,307
8,290	Total Tennessee			11,522,907
	Texas – 10.9% (9.1% of Total Investments)
1,000	Bexar County Hospital District, Texas, Certificates of Obligation, Taxable Build America Bond Series 2009B, 6.904%, 2/15/39	2/19 at 100.00	AA+	1,052,660
11,000	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%, 1/01/42	No Opt. Call	A-	14,978,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,200	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, School Building, Build America Taxable Bond Series 2010C, 6.450%, 2/15/35	2/21 at 100.00	AAA	$2,456,300
3,250	Houston, Texas, General Obligation Bonds, Public Improvement, Build America Bond Series 2010B, 6.319%, 3/01/30	3/20 at 100.00	AA	3,499,307
10,285	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B, 6.718%, 1/01/49	No Opt. Call	A1	15,693,779
10,220	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30	2/20 at 100.00	Baa2	11,475,936
1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable Bond Series 2010A, 5.808%, 2/01/41	No Opt. Call	AA+	1,332,860
10	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012, 4.427%, 2/01/42	No Opt. Call	Aa1	11,581
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B, 6.038%, 8/01/40	8/20 at 100.00	AAA	5,453,450
7,015	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A, 5.517%, 4/01/39	No Opt. Call	AAA	9,233,564
50,980	Total Texas			65,187,587
	Utah – 0.9% (0.7% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America Bonds, Series 2010A, 5.700%, 10/01/40	4/20 at 100.00	AA+	4,303,760
1,000	Tooele County Municipal Building Authority, Utah, Lease Revenue Bonds, Build America Bond Series 2010A-2, 8.000%, 12/15/32	12/20 at 100.00	AA-	1,088,500
5,000	Total Utah			5,392,260
	Virginia – 4.4% (3.7% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Build America Bonds, Series 2009D:
1,000	7.462%, 10/01/46 – AGM Insured	No Opt. Call	AA	1,587,420
11,930	7.462%, 10/01/46 – AGC Insured	No Opt. Call	BBB+	18,357,884
7,140	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/18 at 100.00	B-	6,461,414
20,070	Total Virginia			26,406,718
	Washington – 3.8% (3.2% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905, 17.864%, 2/01/40, 144A (IF) (4)	No Opt. Call	AA	8,233,960
11,090	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%, 7/01/40	No Opt. Call	Aa3	14,428,977
15,090	Total Washington			22,662,937
	West Virginia – 0.6% (0.5% of Total Investments)
3,720	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds, Taxable Turbo Series 2007A, 7.467%, 6/01/47	6/25 at 100.00	B2	3,628,525
$ 555,830	Total Long-Term Investments (cost $607,533,389)			715,973,019

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	REPURCHASE AGREEMENTS – 0.1% (0.1% of Total Investments)
$ 769	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/29/17, repurchase price $768,716, collateralized by $750,000 U.S. Treasury Inflation Indexed Obligations, 0.125%, due 4/15/19, value $787,260	0.540%	1/02/18	$ 768,670
	Total Short-Term Investments(cost $768,670)			768,670
	Total Investments (cost $608,302,059) – 120.1%			716,741,689
	Floating Rate Obligations – (8.0)%			(47,700,000)
	Borrowings – (15.1)% (6), (7)			(90,175,000)
	Other Assets Less Liabilities – 3.0% (8)			17,923,706
	Net Assets Applicable to Common Shares – 100%			$ 596,790,395
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
	$47,500,000	Receive	3-Month LIBOR	2.769%	Semi-Annually	1/10/18	1/10/40	$(1,925,900)	$ —	$(1,925,900)	$(116,389)
	33,000,000	Receive	3-Month LIBOR	2.363	Semi-Annually	9/10/18	9/10/28	279,744	684	279,060	(53,762)
Total	$80,500,000							$(1,646,156)	$684	$(1,646,840)	$(170,151)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$715,973,019	$ —	$715,973,019
Short-Term Investments:
Repurchase Agreements	—	768,670	—	768,670
Investments in Derivatives:
Interest Rate Swaps*	—	(1,646,840)	—	(1,646,840)
Total	$ —	$715,094,849	$ —	$715,094,849

*	Represents net unrealized appreciation (depreciation).

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$565,372,130
Gross unrealized:
Appreciation	$107,026,273
Depreciation	(3,363,935)
Net unrealized appreciation (depreciation) of investments	$103,662,338

Tax cost of swaps	$ 684
Net unrealized appreciation (depreciation) of swaps	(1,646,840)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Borrowings as a percentage of Total Investments is 12.6%.
(7)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Build America Bond Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2018